Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Property, plant and equipment

11	Property, plant and equipment

Items of property, plant and equipment are measured at the historical cost of acquisition or construction, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

The machinery, equipment and facilities require inspections, replacement of components and maintenance at regular intervals. The Company makes shutdowns at regular intervals that vary from two to six years to perform these activities. These shutdowns can involve the plant as a whole, a part of it, or only relevant pieces of equipment, such as industrial boilers, turbines and tanks. Costs with each scheduled shutdown are included in property, plant and equipment items that were the stoppage’s subject matter and are fully depreciated until the beginning of the following related stoppage.

Depreciation starts when the assets become available and is calculated using the straight-line method, based on the useful life estimated by the Company’s technicians in the management of the plants. The useful lives of assets are reviewed at each reporting date.

The main factors taken into consideration in the definition of the useful life of the assets that compose the Company’s industrial plants are the information of manufacturers of machinery and equipment, level of the plants’ operations, quality of preventive and corrective maintenance and the prospects of technological obsolescence of assets.

The estimated useful lives applied to the assets determined the following average percentage of rates per year:

	2025	2024
Buildings and improvements	3.08	3.12
Machinery, equipment and installations	7.43	7.65
Furniture and fixtures	11.00	9.83
IT equipment	19.95	21.07
Lab equipment	9.48	9.52
Security equipment	9.70	9.79
Vehicles	19.19	19.12
Other	18.73	18.29

Depreciation expenses related to assets utilized in the production process are recognized as part of inventory costs and subsequently as cost of products sold. For all other assets, depreciation is recorded directly in the statement of profit or loss, primarily as general and administrative expenses.

Borrowing costs are capitalized when associated with ongoing projects, using: (i) the average rate of the financings; and (ii) the exchange variation portion that corresponds to difference between the average rate of financing in the domestic market and the rate cited in item (i).

In 2025, capitalized borrowing costs amounted to R$ 307 (2024: R$ 563). The average rate of these charges in the year was 8.15% p.a. (2024: 8.04% p.a.).

As of December 31, 2025, the acquisition of property, plant and equipment with payment installments is R$ 636 (2024: R$ 239).

(a) Breakdown of property, plant and equipment

	Lands	Buildings and improvements	Machinery, equipment and facilities	Projects and stoppage in progress (i)	Others	Total
Net book value	603	5,209	25,204	6,550	839	38,405
Cost	603	8,991	62,163	6,550	2,739	81,046
Accumulated depreciation		(3,781)	(36,959)		(1,901)	(42,641)
Balance as of December 31, 2023	603	5,209	25,204	6,550	839	38,405
Acquisitions		1	261	3,577	14	3,853
Foreign currency translation adjustment	42	278	1,760	253	35	2,368
Transfers by concluded projects		170	2,618	(3,038)	250
Disposals		(5)	(91)	(16)	24	(88)
Write-off due to the disposal of subsidiaries	(14)	(79)	(101)	(40)	(121)	(355)
Depreciation		(212)	(3,354)		(200)	(3,766)
Net book value	631	5,362	26,297	7,286	841	40,417
Cost	631	9,410	67,287	7,286	2,800	87,414
Accumulated depreciation		(4,048)	(40,990)		(1,959)	(46,997)
Balance as of December 31, 2024	631	5,362	26,297	7,286	841	40,417
Acquisitions		4	294	3,331	3	3,632
Foreign currency translation adjustment	(13)	47	(531)	(287)	(24)	(808)
Transfers by concluded projects	11	782	3,567	(4,766)	406
Disposals and asset provisions (ii)	(8)	(408)	(1,297)	(73)	(20)	(1,806)
Write-off due to the disposal of subsidiaries		(24)	(49)			(73)
Depreciation		(229)	(3,294)		(260)	(3,783)
Net book value	621	5,534	24,987	5,491	946	37,579
Cost	621	9,861	68,369	5,491	3,047	87,389
Accumulated depreciation		(4,327)	(43,382)		(2,101)	(49,810)
Balance as of December 31, 2025	621	5,534	24,987	5,491	946	37,579

(i)	As of December 31, 2025, the main amounts recorded under this item corresponded to expenditures with scheduled maintenance shutdowns at plants in the amount of R$ 1,065 (2024: R$ 1,131), capitalized financial charges in the amount of R$ 630 (2024: R$ 712), spare parts in the amount of R$ 628 (2024: R$ 664) and strategic projects ongoing in Brazil in the amount of R$ 250 (2024: R$ 443). The remainder amount of R$ 2,918 (2024: R$ 4,336) corresponds mainly to projects for maintaining the production capacity of plants.
(ii)	This refers predominantly to the impairment of assets of Braskem Idesa (Notes 1 and 12) and to the transformation process taking place in Alagoas (Note 1).

(b) Impairment loss

At least annually, the Company conducts an analysis to determine if there are indicators that the book value of property, plant and equipment may not be recoverable. This analysis is conducted to assess the existence of scenarios that could adversely affect its cash flow and, consequently, its ability to recover the investment in such assets. These scenarios arise from issues of a macroeconomic, legal, competitive, or technological nature.

The following are considered by the Company as relevant points and are observed in this analysis:

(i) the possibility of an oversupply of products manufactured by the Company or of a significant reduction in demand due to adverse economic factors;

(ii) the prospects of material fluctuations in the prices of products and inputs;

(iii) the likelihood of the development of new technologies or raw materials that could materially reduce production costs and consequently impact sales prices, ultimately leading to the full or partial obsolescence of the industrial facilities of the Company; and

(iv) changes in the general regulatory environment that make the production process of Braskem infeasible or that significantly impact the sale of its products.

The recoverable amount of an asset or Cash-Generating Unit (“CGU”) is the greater of its value in use and its fair value less sales costs. Value in use is based on estimated future cash flows, discounted to present value using a discount rate before tax that reflects the current market assessments of the time value of money and the specific risks related to the asset or CGU.

When identifying whether cash inflows from an asset (or group of assets) are largely independent of cash inflows from other assets (or groups of assets), the Company considers several factors, such as product lines, individual locations and the way Management monitors and makes decisions about its business.

The impairment analysis is presented in Note 12(b).